Salaries and social security (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Salaries And Social Security [Abstract]
Summary of detailed information about salaries and social security

	2022		2021		2020
	Non-current	Current	Non-current	Current	Non-current	Current
Salaries and social security	-	68	-	49	-	39
Bonuses and incentives provision	-	113	-	67	-	52
Vacation provision	-	77	-	70	-	57
Other employee benefits (1)	1	39	32	43	46	30

	1	297	32	229	46	178

(1)	Includes the voluntary retirement plan executed by the Group.